Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Tax rate percentage	16.00%
Development area percentage.	7.50%
Carryforward losses amount (in Dollars)	$ 157,106
Israel Tax Authority [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%